SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Disclosure of operating segments

	Three Months Ended June 30, 2018
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Revenues	$6,726	$1,133	$855	$57	$4	$8,775
Direct operating costs	(6,603)	(1,108)	(438)	(49)	(2)	(8,200)
General and administrative expenses	(61)	(11)	(49)	(5)	(16)	(142)
Equity accounted Company EBITDA (3)	7	—	4	52	—	63
Company EBITDA attributable to others (4)	(46)	—	(264)	(4)	—	(314)
Company EBITDA (1)	23	14	108	51	(14)	182
Realized disposition gain/(loss), net	55	—	35	—	—	90
Interest expense	(22)	—	(55)	(6)	—	(83)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investment (3)	(1)	—	(1)	(18)	—	(20)
Current income taxes	(13)	(9)	(29)	(1)	—	(52)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	19	—	36	5	—	60
Company FFO (1)	61	5	94	31	(14)	177
Depreciation and amortization expense (2)						(105)
Impairment expense, net						—
Other income (expense), net						(7)
Deferred income taxes						39
Non-cash items attributable to equity accounted investments (3)						(50)
Non-cash items attributable to others (4)						65
Net income (loss) attributable to unitholders (1)						$119
____________________________________

(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the three month period ended June 30, 2018, depreciation and amortization by segment is as follows: Business Services $29 million, Construction Services $5 million, Industrial Operations $53 million, Energy $18 million, and Corporate and Other $nil.

(3)	The sum of these amounts equates to equity accounted loss of $7 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net gain of $189 million as per the unaudited interim condensed consolidated statements of operating results.

	Six Months Ended June 30, 2018
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Revenues	$13,030	$2,176	$1,602	$154	$7	$16,969
Direct operating costs	(12,817)	(2,128)	(791)	(109)	(4)	(15,849)
General and administrative expenses	(118)	(21)	(79)	(10)	(32)	(260)
Equity accounted Company EBITDA (3)	15	—	9	98	—	122
Company EBITDA attributable to others (4)	(71)	—	(514)	(24)	—	(609)
Company EBITDA (1)	39	27	227	109	(29)	373
Realized disposition gain	55	—	51	—	—	106
Interest expense	(41)	—	(114)	(14)	—	(169)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments (3)	(1)	—	(2)	(36)	—	(39)
Current income taxes	(17)	(13)	(49)	(1)	—	(80)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	34	—	79	11	—	124
Company FFO (1)	69	14	192	69	(29)	315
Depreciation and amortization expense (2)						(211)
Impairment expense, net						—
Other income (expense), net						(21)
Deferred income taxes						29
Non-cash items attributable to equity accounted investments (3)						(73)
Non-cash items attributable to others (4)						154
Net income (loss) attributable to unitholders (1)						$193
____________________________________

(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the six month period ended June 30, 2018, depreciation and amortization by segment is as follows; Business Services $57 million, Construction Services $10 million, Industrial Operations $106 million, Energy $38 million, and Corporate and Other $nil.

(3)	The sum of these amounts equates to equity accounted income of $10 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net gain of $331 million as per the unaudited interim condensed consolidated statements of operating results.

	Three Months Ended June 30, 2017
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Revenues	$3,273	$1,125	$406	$64	$2	$4,870
Direct operating costs	(3,207)	(1,104)	(316)	(45)	(1)	(4,673)
General and administrative expenses	(30)	(11)	(22)	(4)	(9)	(76)
Equity accounted Company EBITDA (3)	11	—	1	12	—	24
Company EBITDA attributable to others (4)	(26)	—	(53)	(12)	—	(91)
Company EBITDA (1)	21	10	16	15	(8)	54
Realized disposition gain/(loss), net	1	—	8	—	—	9
Interest expense	(9)	—	(34)	(7)	—	(50)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investment (3)	—	—	—	(1)	—	(1)
Current income taxes	(4)	2	(5)	—	3	(4)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	8	—	23	4	—	35
Company FFO (1)	17	12	8	11	(5)	43
Depreciation and amortization expense (2)						(88)
Impairment expense, net						(23)
Other income (expense), net						(9)
Deferred income taxes						4
Non-cash items attributable to equity accounted investments (3)						(9)
Non-cash items attributable to others (4)						76
Net income (loss) attributable to unitholders (1)						$(6)
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(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the three month period ended June 30, 2017, depreciation and amortization by segment is as follows: Business Services $13 million, Construction Services $7 million, Industrial Operations $44 million, Energy $24 million, and Corporate and Other $nil.

(3)	The sum of these amounts equates to equity accounted income of $14 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net loss of $20 million as per the unaudited interim condensed consolidated statements of operating results.

	Six Months Ended June 30, 2017
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Revenues	$3,889	$2,141	$637	$133	$4	$6,804
Direct operating costs	(3,790)	(2,124)	(535)	(96)	(2)	(6,547)
General and administrative expenses	(53)	(22)	(37)	(8)	(18)	(138)
Equity accounted Company EBITDA (3)	15	—	1	26	—	42
Company EBITDA attributable to others (4)	(40)	1	(51)	(24)	—	(114)
Company EBITDA (1)	21	(4)	15	31	(16)	47
Realized disposition gain/(loss), net	6	2	237	36	—	281
Interest expense	(13)	—	(43)	(13)	—	(69)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investment (3)	—	—	—	(2)	—	(2)
Current income taxes	(4)	12	(13)	(1)	6	—
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	11	(1)	(109)	(20)	—	(119)
Company FFO (1)	21	9	87	31	(10)	138
Depreciation and amortization expense (2)						(153)
Impairment expense, net						(30)
Other income (expense), net						5
Deferred income taxes						—
Non-cash items attributable to equity accounted investments (3)						(16)
Non-cash items attributable to others (4)						116
Net income (loss) attributable to unitholders (1)						$60

(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the six month period ended June 30, 2017, depreciation and amortization by segment is as follows: Business Services $22 million, Construction Services $12 million, Industrial Operations $69 million, Energy $50 million, and Corporate and Other $nil.

(3)	The sum of these amounts equates to equity accounted income of $24 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net gain of $117 million as per the unaudited interim condensed consolidated statements of operating results.

Disclosure of revenues and non-current assets by geographical areas
The following is an analysis of the partnership's assets by reportable operating segment as at June 30, 2018 and December 31, 2017:

	As at June 30, 2018
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Total assets	$5,361	$2,671	$6,388	$1,686	$935	$17,041

	As at December 31, 2017
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Corporate and Other	Total
Total assets	$5,246	$2,653	$5,839	$1,671	$395	$15,804